Earnings per share	6 Months Ended
Jun. 30, 2017
Earnings Per Share [Abstract]
Earnings per share

11. Earnings per share

Basic and diluted net earnings per share for each period presented are calculated as follows:

	Six months ended June 30,
	2016	2017
	US$	US$
	(Unaudited)	(Unaudited)
Numerator:
Net income attributable to Xinyuan Real Estate Co., Ltd. shareholders - basic and diluted	32,644,969	16,538,924
Denominator:
Number of shares outstanding, basic	134,617,909	128,317,210
Stock options	859,813	1,816,284
Weighted average number of RSU Stocks	3,507,210	1,423,997

Number of shares outstanding-diluted	138,984,932	131,557,491

Basic earnings per share	0.24	0.13
Diluted earnings per share	0.23	0.13

During the six months ended June 30, 2017, 2,126,448 (June 30, 2016: 2,492,520) stock options were excluded from the calculation of earnings per share because their effect would be anti-dilutive.